Payden GNMA Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (121%
)
376,165 FHLMC Multifamily Structured Pass-Through
Certificates KF07, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.404%),
5.74%, 2/25/25 (a) $ 376
13,507 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.334%),
5.67%, 3/25/25 (a) 13
482,199 FHLMC Multifamily Structured Pass-Through
Certificates KF60, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
5.94%, 2/25/26 (a) 483
567,730 FHLMC Multifamily Structured Pass-Through
Certificates KF68, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
5.94%, 7/25/26 (a) 568
353,052 FHLMC Multifamily Structured Pass-Through
Certificates KF74, (1 mo. Secured Overnight
Financing Rate Index + 0.530%), 5.87%,
1/25/27 (a) 353
425,514 FHLMC Multifamily Structured Pass-Through
Certificates KS09, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.484%),
5.83%, 10/25/27 (a) 426
722,292 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 2.41%, 5/25/50 (b) 711
1,163,991 FN AL6513 , 5.00%, 7/01/44  1,180
202,604 FN BM2007 30YR , 4.00%, 9/01/48  194
1,028,932 FN FM9195 30YR , 2.50%, 10/01/51  879
1,733,953 FN MA3238 30YR , 3.50%, 1/01/48  1,603
66,308 FNR FA 2007-110, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.734%),
6.08%, 12/25/37 (a) 66
565,626 FRESB Mortgage Trust 2017-SB41, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.814%), 6.15%, 9/25/37 (a) 563
148,536 G2 3711 30YR , 5.50%, 5/20/35  154
120,269 G2 3772 30YR , 5.00%, 10/20/35  122
245,088 G2 3785 30YR , 5.00%, 11/20/35  249
272,380 G2 4802 30YR , 5.00%, 9/20/40  276
921,190 G2 4853 30YR , 4.00%, 11/20/40  894
338,785 G2 5083 30YR , 5.00%, 6/20/41  344
1,081,960 G2 5115 30YR , 4.50%, 7/20/41  1,075
924,697 G2 5258 30YR , 3.50%, 12/20/41  873
442,590 G2 770239 30YR , 4.00%, 2/20/42  429
562,068 G2 785023 15YR , 3.00%, 5/20/34  538
1,291,638 G2 785219 30YR , 2.00%, 12/20/50  1,051
522,802 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 3.86%, 12/20/47 (a) 528
1,454,024 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.531%), 4.23%, 12/20/41 (a) 1,458
85,578 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/27 (a) 84
145,436 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 3/20/27 (a) 143
112,541 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 4/20/27 (a) 112
Principal
or Shares Security Description
Value
(000)
256,738 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 5/20/27 (a) $ 257
523,295 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/28 (a) 519
145,204 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/28 (a) 143
218,739 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 2/20/28 (a) 215
327,505 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 4/20/28 (a) 328
351,349 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 9/20/29 (a) 345
378,978 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 9/20/32 (a) 378
767,189 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.75%, 12/20/33 (a) 765
281,249 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 2/20/34 (a) 282
460,373 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 2/20/34 (a) 461
433,325 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 3/20/35 (a) 434
438,747 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.88%, 5/20/38 (a) 446
295,655 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.63%, 7/20/38 (a) 297
563,581 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/40 (a) 567
313,380 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 1/20/40 (a) 315
90,917 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
6.50%, 1/20/42 (a) 90
138,131 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
3.75%, 10/20/26 (a) 137
839,158 G2 AY5132 , 3.25%, 7/20/37  795
921,623 G2 AY5138 , 3.25%, 12/20/37  873
136,669 G2 MA0312 , 3.50%, 8/20/42  125
168,933 G2 MA0387 , 3.50%, 9/20/42  154
1,266,439 G2 MA0698 30YR , 3.00%, 1/20/43  1,153
1,149,350 G2 MA1012 30YR , 3.50%, 5/20/43  1,079
1,013,937 G2 MA1089 30YR , 3.00%, 6/20/43  923
984,129 G2 MA1520 30YR , 3.00%, 12/20/43  896
928,032 G2 MA2304 30YR , 4.00%, 10/20/44  895
840,097 G2 MA2522 30YR , 4.00%, 1/20/45  810

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
537,795 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 3.50%, 4/20/45 (a) $ 548
407,079 G2 MA3454 30YR , 3.50%, 2/20/46  380
1,286,081 G2 MA3662 30YR , 3.00%, 5/20/46  1,165
794,241 G2 MA3663 30YR , 3.50%, 5/20/46  741
1,483,405 G2 MA3735 30YR , 3.00%, 6/20/46  1,343
639,791 G2 MA3936 30YR , 3.00%, 9/20/46  579
537,506 G2 MA4069 30YR , 3.50%, 11/20/46  500
646,396 G2 MA4195 30YR , 3.00%, 1/20/47  585
406,345 G2 MA4197 30YR , 4.00%, 1/20/47  390
627,165 G2 MA4262 30YR , 3.50%, 2/20/47  584
804,422 G2 MA4321 30YR , 3.50%, 3/20/47  749
450,182 G2 MA4322 30YR , 4.00%, 3/20/47  432
1,077,088 G2 MA4382 30YR , 3.50%, 4/20/47  1,002
331,159 G2 MA4510 30YR , 3.50%, 6/20/47  308
715,778 G2 MA4719 30YR , 3.50%, 9/20/47  665
526,142 G2 MA4962 30YR , 3.50%, 1/20/48  489
1,037,370 G2 MA5265 30YR , 4.50%, 6/20/48  1,018
1,950,830 G2 MA6473 30YR , 2.50%, 2/20/50  1,687
578,709 G2 MA6709 30YR , 2.50%, 6/20/50  500
2,253,691 G2 MA6818 30YR , 2.00%, 8/20/50  1,873
1,394,296 G2 MA6930 30YR , 2.00%, 10/20/50  1,157
2,012,856 G2 MA6931 30YR , 2.50%, 10/20/50  1,737
2,063,671 G2 MA7051 30YR , 2.00%, 12/20/50  1,714
2,239,067 G2 MA7367 30YR , 2.50%, 5/20/51  1,928
809,434 G2 MA7471 30YR , 2.00%, 7/20/51  671
1,441,841 G2 MA7472 30YR , 2.50%, 7/20/51  1,241
814,568 G2 MA7473 30YR , 3.00%, 7/20/51  728
2,420,917 G2 MA7533 30YR , 2.00%, 8/20/51  2,008
1,883,354 G2 MA7535 30YR , 3.00%, 8/20/51  1,683
2,501,862 G2 MA7589 30YR , 2.50%, 9/20/51  2,154
2,438,373 G2 MA7648 30YR , 2.00%, 10/20/51  2,023
1,973,443 G2 MA7705 30YR , 2.50%, 11/20/51  1,699
2,062,446 G2 MA7706 30YR , 3.00%, 11/20/51  1,843
3,154,788 G2 MA7766 30YR , 2.00%, 12/20/51  2,617
2,752,800 G2 MA7767 30YR , 2.50%, 12/20/51  2,371
1,662,762 G2 MA7768 30YR , 3.00%, 12/20/51  1,486
2,530,744 G2 MA7881 30YR , 2.50%, 2/20/52  2,179
426,268 G2 MA7882 30YR , 3.00%, 2/20/52  381
2,276,207 G2 MA7987 30YR , 2.50%, 4/20/52  1,960
1,705,504 G2 MA7990 30YR , 4.00%, 4/20/52  1,611
854,757 G2 MA8097 30YR , 2.50%, 6/20/52  736
980,432 G2 MA8146 30YR , 2.00%, 7/20/52  814
894,176 G2 MA8200 30YR , 4.00%, 8/20/52  845
447,456 G2 MA8266 30YR , 3.50%, 9/20/52  411
885,161 G2 MA8570 30YR , 5.50%, 1/20/53  888
1,025,683 G2 MA8648 30YR , 5.50%, 2/20/53  1,029
934,380 G2 MA8948 30YR , 5.50%, 6/20/53  938
968,035 G2 MA9726 30YR , 6.00%, 6/20/54  980
2,700,000 G2SF , 3.50%, 8/15/5430YR TBA (c) 2,482
4,400,000 G2SF , 5.00%, 8/15/5430YR TBA (c) 4,351
5,610,000 G2SF , 5.50%, 8/15/5430YR TBA (c) 5,628
6,880,000 G2SF , 6.00%, 8/15/5430YR TBA (c) 6,962
2,700,000 G2SF , 4.50%, 8/20/5430YR TBA (c) 2,616
125,326 GN 455989 , 5.00%, 7/15/26  124
30,352 GN 558954 , 5.25%, 5/15/29  30
253,312 GN 558956 , 4.50%, 6/15/29  251
104,911 GN 605099 30YR , 5.50%, 3/15/34  108
255,496 GN 616826 30YR , 5.50%, 1/15/35  261
520,369 GN 710868 30YR , 5.50%, 9/15/39  537
169,682 GN 728153 , 5.50%, 10/15/29  171
Principal
or Shares Security Description
Value
(000)
58,534 GN 728159 , 5.25%, 11/15/29  $ 58
110,214 GN 781810 30YR , 5.50%, 10/15/34  113
983,289 GNR 2009-22 FA 2009-22, (1 mo. Term
Secured Overnight Financing Rate + 0.844%),
6.19%, 4/20/39 (a) 987
279,586 GNR AF 2012-18, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 5.76%,
2/20/38 (a) 279
7,854 GNR AH 2015-159, 2.50%, 5/20/43  8
559,321 GNR F 2004-56, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.86%,
6/20/33 (a) 558
131,216 GNR FA 2001-35, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.69%,
8/16/31 (a) 131
186,581 GNR FB 2007-76, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 5.96%,
11/20/37 (a) 186
518,653 GNR FB 2008-11, (1 mo. Term Secured
Overnight Financing Rate + 0.714%), 6.06%,
2/20/38 (a) 519
292,079 GNR FC 2003-71, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 5.96%,
7/20/33 (a) 292
439,204 GNR FC 2007-54, (1 mo. Term Secured
Overnight Financing Rate + 0.374%), 5.72%,
9/20/37 (a) 438
852,771 GNR FC 2018-91, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 5.76%,
7/20/48 (a) 831
287,346 GNR FG 2004-86, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 5.86%,
7/20/34 (a) 287
420,199 GNR FH 2004-59, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.69%,
8/16/34 (a) 419
160,274 GNR FH 2008-2, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 5.91%,
1/20/38 (a) 160
590,823 GNR FJ 2019-6, (1 mo. Term Secured Overnight
Financing Rate + 0.514%), 5.86%, 1/20/49 (a) 580
544,828 GNR FK 2006-60, (1 mo. Term Secured
Overnight Financing Rate + 0.314%), 5.64%,
11/20/36 (a) 543
270,432 GNR LF 2011-153, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 5.69%,
7/16/41 (a) 266
467,864 GNR ST 2014-79, 33.00%, 7/20/29 (b)(d) 2
613,293 GNR UF 2008-67, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 5.91%,
6/20/38 (a) 613
Total Mortgage Backed (Cost - $121,725)
115,588
Investment Company (2%
)
1,846,073 Payden Cash Reserves Money Market Fund *
(Cost - $1,846)
1,846
Total Investments (Cost - $123,571) (123%)
117,434
Liabilities in excess of Other Assets (-23%)
(21,655)
Net Assets (100%) $ 95,779
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.

(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.